Partners' Capital (Details Textuals) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended								9 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	Jan. 31, 2016	Nov. 30, 2015	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Net Proceeds from Issuance of Common Limited Partners Units										$ 2,184,000	$ 614,000	$ 59,000
Days after the end of each quarter to receive cash distributions										45 days
Percentage of outstanding units voting as a single class to remove general partner										66.67%
Dividend Reinvestment Program [Member]
Business Acquisition [Line Items]
Shares Issued, Price Per Share	$ 35.88	$ 38.24	$ 39.69	$ 39.76	$ 32.92
Private Placement [Member]
Business Acquisition [Line Items]
Net Proceeds from Issuance of Common Limited Partners Units						$ 250,000
Partners' Capital Account, Units, Sold in Private Placement						6,975,446
Equity Distribution Agreement [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Units, Sale of Units					3,254,958		18,643	1,790,840
Offering Costs, Partnership Interests					$ 1,200		$ 4	$ 592
Net Proceeds from Issuance of Common Limited Partners Units					115,000		$ 414	$ 59,000
Williams Companies Inc [Member] | Dividend Reinvestment Program [Member]
Business Acquisition [Line Items]
Net Proceeds from Issuance of Common Limited Partners Units					250,000
Dividend Reinvestment Program [Member]
Business Acquisition [Line Items]
Net Proceeds from Issuance of Common Limited Partners Units	$ 19,000	$ 14,000	$ 12,000	$ 16,000	$ 260,000
Partners' Capital Account, Units, Sold in Private Placement	521,143	378,631	311,279	395,395	7,891,414
Duration Of Trading Days									5 days
Discount Rate For Shares Purchased									2.50%